Schedule of Change in Reclamation Liability (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Reclamation And Remediation Liability Schedule Of Change In Reclamation Liability 1		$ 7,955
Reclamation And Remediation Liability Schedule Of Change In Reclamation Liability 2		7,946
Reclamation And Remediation Liability Schedule Of Change In Reclamation Liability 3		(3,032)
Reclamation And Remediation Liability Schedule Of Change In Reclamation Liability 4		(666)
Reclamation And Remediation Liability Schedule Of Change In Reclamation Liability 5		675
Reclamation And Remediation Liability Schedule Of Change In Reclamation Liability 6		675
Reclamation And Remediation Liability Schedule Of Change In Reclamation Liability 7		5,598
Reclamation And Remediation Liability Schedule Of Change In Reclamation Liability 8		7,955
Commitments And Contingencies Schedule Of Change In Reclamation Liability 1	5,598
Commitments And Contingencies Schedule Of Change In Reclamation Liability 2	7,955
Commitments And Contingencies Schedule Of Change In Reclamation Liability 3	357
Commitments And Contingencies Schedule Of Change In Reclamation Liability 4	506
Commitments And Contingencies Schedule Of Change In Reclamation Liability 5	5,955
Commitments And Contingencies Schedule Of Change In Reclamation Liability 6	$ 8,461